Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

NOTE 8 EARNINGS (LOSS) PER SHARE

The following table provides a reconciliation of the numerators and denominators reflected in the basic and diluted earnings per share computations, as required by ASC No. 260, “Earnings per Share.”

Basic earnings per share (“EPS”) is computed by dividing reported earnings available to stockholders by the weighted average shares outstanding. We had net losses for the years ended December 31, 2020 and 2019 and the effect of including dilutive securities in the earnings per common share would have been anti-dilutive for the purpose of calculating EPS. Accordingly, all options, warrants, and shares potentially convertible into common shares were excluded from the calculation of diluted earnings per share for the periods ended June 30, 2021 and 2020.

	2021	2020
Basic EPS
Net Loss	$(1,322,297)	$(585,366)
Weighted Average Shares	57,575,709	51,401,395
Basic Loss Per Share	$(0.02)	$(0.01)

NOTE 8 EARNINGS (LOSS) PER SHARE

The following table provides a reconciliation of the numerators and denominators reflected in the basic and diluted earnings per share computations, as required by ASC No. 260, “Earnings per Share.”

Basic earnings per share (“EPS”) is computed by dividing reported earnings available to stockholders by the weighted average shares outstanding. We had net losses for the years ended December 31, 2020 and 2019 and the effect of including dilutive securities in the earnings per common share would have been anti-dilutive for the purpose of calculating EPS. Accordingly, all options, warrants, and shares potentially convertible into common shares were excluded from the calculation of diluted earnings per share for the years ended December 31, 2020 and 2019. Total common stock equivalents that could be convertible into common stock were 11,966,234 and 12,304,709 for 2020 and 2019, respectively.

	2020	2019

Basic EPS
Net Loss	$(1,602,303)	$(1,154,808)
Weighted Average Shares	51,718,895	50,693,726

Basic Loss Per Share	$(0.03)	$(0.02)